                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.  4  (File No. 33-57731)               [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  5 (File No. 812-9484)                               [x]

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1

-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Partners Life Insurance Company

-------------------------------------------------------------------------------
                               (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN                   55440-0534
-------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-4085
-------------------------------------------------------------------------------

            Sherilyn K. Beck, IDS Tower 10, Minneapolis, MN 55440-0010

-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
 [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                          PART A

Item No.          Section in Prospectus

1                 Cover page
2                 Key terms
3   (a)           Expense Summary
    (b)           The Privileged Assets Select Annuity in brief
4   (a)           Condensed financial information
    (b)           Performance information
    (c)           Financial statements
5   (a)           Cover page; About American Partners Life
    (b)           The variable account
    (c)           The funds
    (d)           Cover page; The funds
    (e)           Voting rights
    (f)           NA
    (g)           NA
6   (a)           Charges
    (b)           Expense Summary; Charges
    (c)           Charges
    (d)           NA
    (e)           The funds
    (f)           NA
7   (a)           Buying your annuity; Benefits in case of death; The annuity payout period
    (b)           The variable account; Making the most of your annuity
    (c)           The funds; Charges
    (d)           Cover page
8   (a)           The annuity payout period
    (b)           Buying the annuity
    (c)           The annuity payout period
    (d)           The annuity payout period
    (e)           The annuity payout period
    (f)           The annuity payout period
9   (a)           Benefits in case of death
    (b)           Benefits in case of death
10  (a)           Buying your annuity; Valuing your investment
    (b)           Valuing your investment
    (c)           Buying your annuity; Valuing your investment
    (d)           About American Partners Life
11  (a)           Surrendering your contract
    (b)           NA
    (c)           Surrendering your contract
    (d)           Buying your annuity
    (e)           The Privileged Assets Select Annuity in brief
12  (a)           Taxes
    (b)           Key terms
    (c)           NA
13                NA
14                Table of contents of the Statement of Additional Information


                  PART B

                  Section in
Item No.          Statement of Additional Information

15  (a)           Cover page
    (b)           NA
16                Table of Contents
17  (a)           Depositor
    (b)           NA
    (c)           About American Partners Life*
18  (a)           NA
    (b)           NA
    (c)           Independent Auditors
    (d)           NA
    (e)           NA
    (f)           NA
19  (a)           Distribution of the contracts*; About American Partners Life*
    (b)           NA
20  (a)           Principal underwriter
    (b)           Principal underwriter
    (c)           NA
    (d)           NA
21  (a)           Performance information
    (b)           Performance information
22                Calculating annuity payouts
23  (a)           Financial statements
    (b)           Financial statements

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

Privileged Assets(R) Select Annuity


Prospectus/May 1, 1998


The Privileged Assets(R) Select Annuity is a flexible premium deferred fixed/variable annuity contract.

The annuity is available for non-qualified and certain qualified retirement plans.

APL Variable Annuity Account 1

Sold by: American Partners Life Insurance Company (American Partners Life), Service Office: 80 South Eighth Street, P.O. Box 59197, Minneapolis, MN 55459-0197. Telephone: 1-800-AXP-SERV (toll free) (1-800-297-7378).

This prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.

The prospectus is accompanied or preceded by the following prospectuses: the IDS Life Retirement Annuity Mutual Funds, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, American Century Variable Portfolios, Inc. and Warburg Pincus Trust. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


American Partners Life is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus), has been filed with the Securities and Exchange Commission (SEC) and is available for reference, along with other related materials, on the SEC Internet website (http://www.sec.gov). The SAI is available without charge by contacting American Partners Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Purchase payments may be allocated among different accounts, providing variable and/or fixed returns. Through the subaccounts of the variable account, you can invest in mutual funds that are managed to meet a variety of investment objectives. The contract value invested in the subaccounts will vary according to the investment performance of the funds you select and you bear the investment risk.

The annuity offers tax-deferred asset accumulation. This may be particularly attractive to investors in high federal and state tax brackets who have made maximum contributions to employer-sponsored retirement programs and IRAs.

The annuity has no front-end sales charge, nor does it have a redemption or surrender charge.

The Privileged Assets Select Annuity is designed to allow you to build up funds for retirement. When you need to access your money, such as at retirement, you may do so in several ways including the following: you may take a monthly fixed annuity payout for the lifetime of the annuitant(s) you have designated, or you may take a lump-sum or a fixed amount per month on the earnings on the annuity.

                                            Table of contents

Key terms.......................................................................
The Privileged Assets(R) Select
Annuity in brief................................................................
Expense summary.................................................................
Financial statements............................................................
Performance information.........................................................
The variable account............................................................
The funds.......................................................................
     IDS Life Aggressive Growth Fund............................................
     IDS Life International Equity Fund.........................................
     IDS Life Capital Resource Fund.............................................
     IDS Life Managed Fund......................................................
     IDS Life Special Income Fund...............................................
     IDS Life Moneyshare Fund...................................................
     INVESCO VIF-Industrial Income Portfolio....................................
     Janus Aspen Series Worldwide Growth Portfolio..............................
     Janus Aspen Series Growth Portfolio........................................
     American Century VP Capital Appreciation...................................
     American Century VP Value..................................................
     Warburg Pincus Trust - Post-Venture Capital Portfolio......................
The fixed account..............................................................
Buying your annuity...........................................................
     Setting the annuity start date...........................................
     Beneficiary..............................................................
     Minimum purchase payments................................................
     Three ways to make purchase payments.....................................
Charges.......................................................................
     Contract administrative charge...........................................
     Mortality and expense risk fee...........................................
     Premium taxes............................................................
     Other information on charges.............................................
Valuing your investment.......................................................
     Number of units..........................................................
     Accumulation unit value..................................................
     Net investment factor....................................................
     Factors that affect variable subaccount accumulation units................
Making the most of your annuity.................................................
     Automated dollar-cost averaging............................................
     Transferring money between accounts........................................
     Transfer policies..........................................................
     Three ways to request a transfer or a surrender............................
Surrendering your contract......................................................
     Surrender policies.........................................................
     Receiving payment when you request a surrender.............................
Changing ownership..............................................................
Benefits in case of death.......................................................
The annuity payout period.......................................................
     Annuity payout plans.......................................................
     Death after annuity payouts begin..........................................
Taxes...........................................................................

Voting rights...................................................................
Substitution of investments.....................................................
Distribution of the contracts...................................................
About American Partners Life....................................................
Year 2000.......................................................................
Regular and special reports.....................................................
Table of contents of the Statement of Additional Information....................

Key terms

These terms can help you understand details about your annuity.

American Partners Life - In this prospectus, "we," "us," "our" and "American Partners Life" refer to American Partners Life Insurance Company.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the contract owner's investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payout - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount is paid on a fixed basis.

Annuity start date - The date when annuity payouts are scheduled to begin. This date is established when you start your contract. As your financial goals change, you may change the annuity start date.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - Your total purchase payments, plus investment return, less any contract administrative charges, premium tax charges and prior withdrawals.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Partners Life.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to American Partners Life for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o Individual Retirement Annuities (IRAs), including rollovers from qualified plans
o        Simplified Employee Pension Plans (SEPs)

All other annuities are considered nonqualified annuities.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable state premium taxes. No surrender charge will apply.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - An account consisting of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Privileged Assets(R) Select Annuity in brief

Purpose: The Privileged Assets(R) Select Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments), which may earn returns that increase the value of the annuity. Beginning at a specified future date (the annuity start date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. Therefore, the contract value at the annuity start date may be more or less than the total of purchase payments allocated to the variable subaccounts. (p. )

o a fixed account, which earns interest at rates that are declared periodically by American Partners Life. The guaranteed minimum interest rate is 3%. (p. )

Buying the annuity: You can purchase an annuity contract by submitting a complete application. Applications are subject to acceptance at our service office. You may buy a nonqualified annuity or a qualified annuity. Payment may be made either in a lump sum with the option of additional payments in the future or installments:

o Minimum purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month, or more or other payment plan acceptable to us.

o        Minimum additional payment - $100.

o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.

o        Maximum payment for each subsequent year - $50,000. (p. )

Ten-day free look: You may return your contract for a refund within 10 days after you receive it, if state law requires, your free look period will be extended (see your contract for details). The portion of your first purchase payment allocated be extended to the variable account must be invested initially in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).


If you choose not to keep your contract, return it to us within the free look period. The contract will be canceled and we will refund promptly the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount deducted from your payment prior to allocation to the variable account or the fixed account.

Transfers: Subject to certain restrictions you may re-allocate your money among accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and variable subaccount(s) and you may request a transfer by telephone. (p. )

Surrenders: You may surrender all or part of your contract value at any time before the annuity start date. You also may establish systematic surrenders. There is no surrender charge. Amounts you surrender may be taxable (and include a 10% penalty if surrenders are made prior to your reaching age 59 1/2); and have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p. )

Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p. )

Charges: Your Privileged Assets Select Annuity is subject to a $30 annual contract administrative charge (this fee could be waived, see "Contract administrative charge" under "Charges"), a 1% mortality and expense risk charge against the variable subaccounts and any premium taxes that may be imposed by state or local governments. Premium taxes are deducted either from your purchase payments, upon full surrender or when annuity payments begin. (p. )

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the Privileged Assets Select Annuity.

Owner expenses*

Surrender charge                                                   0%

Annual contract administrative charge                              $30
(If the total purchase payments (less partial surrenders) is at least $10,000, we will waive the charge.)

Separate account annual expense                                    1%
(as a percentage of average net assets) Mortality and expense risk fee

* Premium taxes imposed by some state and local governments are not reflected in this table.

Annual operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows:


                              IDS Life        IDS Life         IDS Life                      IDS Life
                             Aggressive     International      Capital         IDS Life       Special       IDS Life
                               Growth          Equity          Resource        Managed        Income       Moneyshare

Management Fees                 0.60%          0.83%            0.60%           0.59%           0.60%        0.51%

Other expenses                  0.07           0.11             0.07            0.05            0.07         0.06

Total**                         0.67%          0.94%            0.67%           0.64%           0.67%        0.57%

                             INVESCO VIF      Janus Aspen                                                Warburg Pincus
                             Industrial      Series World-   Janus Aspen      American                   Trust - Post-
                               Income         wide Growth   Series Growth    Century VP      American       Venture
                               (After       (After expense      (After         Capital      Century VP      Capital
                               expense      reimbursement)     expense      Appreciation      Value        (After fee
                            reimbursement)                  reimbursement)                                 limitation

Management Fees                 0.75%           0.66%            0.65%          1.00%          1.00%           1.07%

Other expenses                  0.16            0.08             0.05            --             --              .33

Total                           0.91%***        0.74%***         0.70%***       1.00%+         1.00%+          1.40%++

** Annualized operating expenses of underlying mutual funds for the year ended Dec. 31, 1997.

*** The figures given above are based on gross expenses before expense offset arrangements, if any, during 1997, for these funds. As of the date of this prospectus, certain fees are being waived or expenses are being assumed by the respective investment managers or service providers for certain of the underlying mutual funds, in each case on a voluntary basis. Without such waivers or reimbursements the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be 0.75%, 0.22%, and 0.97%, respectively, for the INVESCO VIF-Industrial Income Portfolio; 0.72%, 0.09% and 0.81%, respectively, for Janus Aspen Series Worldwide Growth and 0.74%, .04% and 0.78% , respectively, for Janus Aspen Series Growth. See the Portfolios' prospectuses for a discussion of fee waiver and expense reimbursements.

+ Operating expenses of the underlying funds at Dec. 31, 1997.

++ Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Management Fees would equal 1.25%, Other Expenses would equal
 .33%,; and Total Portfolio Operating Expenses would equal 1.58%. Management Fees, Other Expenses and Total Operating Expenses for the Portfolio is based on actual expenses for the fiscal year ending Dec. 31, 1997 (net of any fee waivers or expense reimbursements). The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses to 1.40% through Dec. 31, 1998.

Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender, no surrender or selection of an annuity payout plan at the end of each time period:


                    IDS Life          IDS Life          IDS Life                          IDS Life
                   Aggressive      International         Capital          IDS Life        Special         IDS Life
                     Growth            Equity           Resource           Managed         Income        Moneyshare

1 year               $18.31           $21.07            $18.31             $18.00          $18.31          $17.28

3 years               56.68            65.07             56.68              55.74           56.68           53.56

5 years               97.52           111.64             97.52              95.94           97.52           92.25

10 years             211.51           240.40            211.51             208.25          211.51          200.61


                                                                          American
                   INVESCO VIF       Janus Aspen                         Century VP       American      Warburg Pincus
                   Industrial       Series World-      Janus Aspen         Capital       Century VP     Trust - Post-
                     Income          wide Growth      Series Growth     Appreciation        Value      Venture Capital

1 year               $20.77           $19.02           $18.61              $21.69          $21.69            $25.79

3 years               64.14            58.86            57.61               66.93           66.93             79.26

5 years              110.08           101.20            99.10              114.76          114.76            135.34

10 years             237.23           219.07           214.76              246.71          246.71            287.88

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .116% charge based on the average contract size. American Partners Life has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to the funds.

Condensed Financial Information (Unaudited)

The following table gives per-unit information about the financial history of each variable subaccount.

Year Ended Dec. 31,
                                       1997       1996        1995

Subaccount CCR1 (Investing in shares of IDS Life Capital Resource Fund)

Accumulation unit                     $1.11      $1.03       $1.00
value at beginning
of period

Accumulation unit value               $1.36      $1.11       $1.03
at end of period

Number of accumulation                  421        197          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CIE1 ( Investing in shares of IDS Life International Equity Fund)

Accumulation unit                     $1.13      $1.04       $1.00
value at beginning
of period

Accumulation unit value               $1.15      $1.13       $1.04
at end of period

Number of accumulation                  153         75          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CAG1 (Investing in shares of IDS Life Aggressive Growth Fund)

Accumulation unit                     $1.15      $0.99       $1.00
value at beginning
of period

Accumulation unit value               $1.28      $1.15       $0.99
at end of period

Number of accumulation                  452        269         101
units outstanding at end
of period (000 omitted)

Ration of operating                   1.00%      1.00%       1.00%
expense to average
net assets

Subaccount CSI1 (Investing in shares of IDS Life Special Income Fund)

Accumulation unit                     $1.09      $1.02       $1.00
 value at beginning
of period

Accumulation unit value               $1.17      $1.09       $1.02
at end of period

Number of accumulation                  206         63          49
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%       1.00%
expense to average
net assets

Subaccount CMS1 (Investing in shares of IDS Life Moneyshare Fund)

Accumulation unit                     $1.04      $1.00       $1.00
value at beginning
of period

Accumulation unit value               $1.09      $1.04       $1.00
at end of period

Number of accumulation                  151        501       2,292
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%       1.00%
expense to average
net assets

Subaccount CMG1 (Investing in shares of IDS Life Managed Fund)

Accumulation unit                     $1.19      $1.02       $1.00
value at beginning
of period

Accumulation unit value               $1.40      $1.19       $1.02
at end of period

Number of accumulation                  584         98          49
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%       1.00%
expense to average
net assets

Subaccount CII2 (Investing in shares of INVESCO VIF Industrial Income Portfolio)

Accumulation unit                     $1.28      $1.05       $1.00
value at beginning
of period

Accumulation unit value               $1.61      $1.28       $1.05
at end of period

Number of accumulation                  791        131          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CWG1 (Investing in shares of
Janus Aspen Series Worldwide Growth Portfolio)

Accumulation unit                     $1.26      $1.00          --
value at beginning
of period

Accumulation unit value               $1.53      $1.26          --
at end of period

Number of accumulation                1,908        295          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CSG4 (Investing in shares of Janus Aspen Series Growth Portfolio)

Accumulation unit                     $1.07      $1.00          --
value at beginning
of period

Accumulation unit value               $1.30      $1.07          --
at end of period

Number of accumulation                1,020         45          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CGR3 (Investing in shares of
American Century VP Capital Appreciation)

Accumulation unit                     $0.97      $1.00          --
value at beginning
of period

Accumulation unit value               $0.93      $0.97          --
at end of period

Number of accumulation                  256        156          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CVL4 (Investing in shares of American Century VP Value)

Accumulation unit                     $1.12      $1.00          --
value at beginning
of period

Accumulation unit value               $1.40      $1.12          --
at end of period

Number of accumulation                  224          9          --
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.00%      1.00%          --
expense to average
net assets

Subaccount CVC4 (Investing in shares of
Warburg Pincus Trust--Post-Venture Capital Portfolio)

Accumulation unit                    $0.98      $1.00           --
value at beginning
of period

Accumulation unit value              $1.09      $0.98           --
at end of period

Number of accumulation                 231         42           --
units outstanding at end
of period (000 omitted)

Ratio of operating                   1.00%      1.00%           --
expense to average
net assets

1 For the period Nov. 10, 1995 (commencement of operations) to Dec. 31, 1995. CCR and CIE subaccounts had no activity in this period.
2 For the period Nov. 13, 1995 (commencement of operations) to Dec. 31, 1995. CII subaccount had no activity in this period.
3 For the period Jan. 29,1996 (commencement of operations) to Dec. 31, 1996. 4 For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.

Financial statements

The SAI dated May 1, 1998, contains:

audited financial statements of the variable account including:

     -   statements of net assets as of Dec. 31, 1997;

     -   statements of operations for year ended Dec. 31, 1997;

- statements of changes in net assets for the years ended Dec. 31, 1997 and Dec. 31, 1996, except for subaccounts CGR and CWG which are for the year ended Dec. 31, 1997 and the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996 and subaccounts CSG, CVL and CVC which are for the year ended Dec. 31, 1997 and the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.

audited financial statements of American Partners Life including:

-   balance sheets as of Dec. 31, 1997 and Dec. 31, 1996 and

- related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1997, 1996, and 1995.

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge and mortality and expense risk fee.

Aggregate total return: Represents the cumulative change in the value of an investment for a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge and mortality and expense risk fee. Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Partners Life.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                              Subaccount

IDS Life Aggressive Growth Fund                                   CAG
IDS Life International Equity Fund                                CIE
IDS Life Capital Resource Fund                                    CCR
IDS Life Managed Fund                                             CMG
IDS Life Special Income Fund                                      CSI
IDS Life Moneyshare Fund                                          CMS
INVESCO VIF - Industrial Income Portfolio                         CII
Janus Aspen Series Worldwide Growth Portfolio                     CWG
Janus Aspen Series Growth Portfolio                               CSG
American Century VP Capital Appreciation                          CGR
American Century VP Value                                         CVL
Warburg Pincus Trust-Post-Venture Capital Portfolio               CVC

Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that account alone. No subaccount will be charged with liabilities of any other variable account or of our general business. The obligations arising under the contracts are general obligations of American Partners Life.

The variable account was established under Arizona law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund

Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund

Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund

Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund

Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Special Income Fund

Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

INVESCO VIF - Industrial Income Portfolio


Objective: to seek the best possible current income while following sound investment practices with capital growth potential as an additional consideration. The Fund normally invests at least 65% of the total assets in dividend-paying common stocks. Up to 10% of the Funds total assets may be invested in equity securities that do not pay regular dividends. The remainder assets are invested in other income-producing securities, such as corporate bonds and other straight debt securities.


Janus Aspen Series Worldwide Growth Portfolio

Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

Janus Aspen Series Growth Portfolio

Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.

American Century VP Capital Appreciation

Objective:   capital  growth.  Invests  primarily  in  common  stocks  that  are considered by management to have better-than-average prospects for appreciation.

American Century VP Value

Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

Warburg Pincus Trust-Post-Venture Capital Portfolio

Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.

More comprehensive information regarding each fund is contained in the funds' prospectuses. You should read the fund prospectuses and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although American Partners Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policyowners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuities and qualified plan separate accounts, the variable contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.


The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC) is the investment advisor for each of the IDS Life Funds. American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg Asset Management, Inc. is the investment adviser of Warburg Pincus Trust-Post-Venture Capital Portfolio. The investment managers and advisors for the funds cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. They are available by contacting American Partners Life at the address or telephone number on the front of this prospectus.

The fixed account


Purchase payments also may be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Partners Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We guarantee a minimum interest rate of 3%. We may declare interest rates above the guaranteed rate from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. The annuity can be owned in joint tenancy only in spousal situations (but not IRAs or SEPs). Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you apply, you can select:

o        the account(s) in which you want to invest;
o        how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the annuity start date); and
o        a beneficiary.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our service office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our service office.

Setting the annuity start date

Annuity payouts will be scheduled to begin on the annuity start date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the annuity start date must be:

o no earlier than the 60th day after the  contract's  effective  date;  and
o no later  than  the   annuitant's   85th  birthday  or  before  the  10th
  contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

For qualified annuities, to avoid IRS penalty taxes, the annuity start date generally must be:

o        on or after the date the annuitant reaches age 59 1/2; and
o for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you are taking the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)

Beneficiary

If death benefits become payable before the annuity start date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)

Minimum purchase payments

If single payment:
Nonqualified:              $2,000
Qualified:                 $1,000

If installment payments:

$100 monthly; $50.00 biweekly

Installments must total at least $1,000 in the first year.*

*If you make no purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Minimum additional purchase payment(s):                       $100

Maximum first-year payment(s):

This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the contract.

Up to age 75               $1 million
76 to 85                   $500,000
86 to 90                   $50,000

Maximum payment for each subsequent year:                     $50,000**

**These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

Three ways to make purchase payments

1        By letter

Send your check along with your name and account number to:

Regular mail:

American Partners Life Insurance Company
80 South Eighth Street


I8/Unit 1751
P.O. Box 59197
Minneapolis, MN  55459-0197


Express mail:


American Partners Life Insurance Company
80 South Eighth Street
I8/Unit 1751
Minneapolis, MN  55402

2        By scheduled payment plan

Through:

o    a bank authorization.

3        Other

o    wire transfer; or
o    other method acceptable to us.

Charges

Contract administrative charge

This charge is for establishing and maintaining your records. On each contract anniversary we will deduct $30 from the contract value. The deduction will be allocated among the subaccounts on a pro-rata basis.

This charge will be waived for any contract year where the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or if, during the contract year, a death benefit is payable or the contract is surrendered in full. This charge does not apply after annuity payouts begin.

We do not expect to profit from the contract administrative charge. While we do not currently plan to increase the charge, we reserve the right to increase the charge in the future. In no event will the charge exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

Mortality and expense risk fee

This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the accounts. Annually it totals 1% of their average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Partners Life annuitants live. If, as a group, American Partners Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Partners Life annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

Premium taxes

Certain state and local governments impose premium taxes of up to 3.5%. These taxes are dependent upon the state of residence or the state in which the contract was sold and are deducted as applicable. In some cases, premium taxes are deducted from your purchase payments before they are allocated. In other cases, the deduction is made when you surrender your contract or when annuity payouts begin.

Other information on charges

There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases lower sales and administrative expenses may be incurred. In such cases, we may be able to reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments plus interest earned, less any amounts surrendered or transferred (including the contract administrative charge).

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units

To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value

The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor

o Determined by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then

o        dividing that sum by the previous net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units

Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments allocated to the variable subaccounts;
o        transfers into or out of the variable subaccount(s);
o        partial surrenders; and/or
o        contract administrative charges.


Accumulation unit values will fluctuate due to:


o changes in underlying mutual fund(s) net asset value;
o dividends distributed to the variable subaccount(s);
o capital gains or losses of underlying mutual funds;
o mutual fund operating expenses; and/or o mortality and expense risk fees.

Making the most of your annuity

Automated dollar-cost averaging


You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. Contact our service office for more information.

How dollar-cost averaging works

                           Month          Amount        Accumulation      Number of units
                                         invested        unit value          purchased

By investing an            Jan             $100             $20                 5.00
equal number of
dollars each month...      Feb              100              18                 5.56

                           March            100              17                 5.88

you automatically          April            100              15                 6.67
buy more units
when the per unit          May              100              16                 6.25
market price is
low...

                           June             100              18                 5.56

                           July             100              17                 5.88

                           Aug              100              19                 5.26

and fewer units            Sept             100              21                 4.76
when the per unit
market price is high       Oct              100              20                 5.00

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective strategy to help meet your long term goals.

Transferring money between accounts


You may transfer money from any one subaccount or the fixed account to another at any time before annuity payouts begin. We will process your transfer request at the next close of business after we receive it. Before making a transfer, you should consider the risks involved in switching investments.


We may suspend or modify transfer privileges at any time.

Transfer policies

o You may transfer contract values at any time between the variable subaccounts, from the variable subaccount(s) to the fixed account or from the fixed account to the variable subaccount(s).

o        The amount being transferred to any one account must be at least $100.

o If you make more than 12 transfers in a contract year, we will charge $25 for each transfer in excess of 12.

o Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all contract owners participating in the mutual fund regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than twelve per contract year.

Three ways to request a transfer or a surrender

1        By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:


American Partners Life Insurance Company
I8/Unit 1751
P.O. Box 59197
Minneapolis, MN  55459-0197


Express mail:


American Partners Life Insurance Company
80 South Eighth Street
I8/Unit 1751
Minneapolis, MN  55402


Minimum amount

Mail transfers:            $100 or entire account balance
Mail surrenders:           $100 or entire account balance

Maximum amount

Mail transfers:            None (up to contract value)
Mail surrenders:           None (up to contract value)

2       By phone

Call between 8 a.m. and 6 p.m. Central time:


1-800-AXP-SERV (toll free)
(1-800-633-4003)


TTY service for the hearing impaired:

1-800-710-5260 (toll free)

Minimum amount

Phone transfers:           $100 or entire account balance
Phone surrenders:          $100 or entire account balance

Maximum amount

Phone transfers:           None (up to contract value)
Phone surrenders:          $50,000

We answer phone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. A telephone surrender will not be allowed within 30 days of a phoned-in address change. As long as the procedures are followed, neither American Partners Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing American Partners Life.

3        By automated transfers and automated partial surrenders

o You can set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to American Partners Life. You must allow 30 days for American Partners Life to change any instructions that are currently in place.

o Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount

Automated transfers or surrenders:          $100

Maximum amount

Automated transfers or surrenders:          None

Surrendering your contract


As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request or calling American Partners Life. For total surrenders we will compute the value of your contract at the next close of business after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.


Surrender policies

If you have a balance in more than one account and request a partial surrender, we will surrender money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:

o        Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:
         -the surrender amount includes a purchase payment check that has not cleared;
         -the NYSE is closed, except for normal holiday and weekend closings; -trading on the NYSE is restricted, according to SEC rules;
         -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -the SEC permits us to delay payment for the protection of security holders.

NOTE:         You will be charged a fee if you request express mail delivery.

Changing ownership

You may change ownership of your non-qualified annuity at any time by filing a change of ownership with us at our service office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Partners Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary the greater of:

o        the contract value; or

o        purchase payments, minus any partial surrenders.

If your spouse is sole beneficiary under a non-qualified annuity and you die before the annuity start date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity in force as owner until the date on which the spouse reaches 70 1/2 or until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payouts: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex; and
o        the annuity table in the contract.

For information with respect to transfers between accounts after annuity payouts begin, see Transfer policies.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the annuity start date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the increase in value will be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o        because of your death;

o        because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or total surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change.

For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As a contract owner with investments in the variable account(s), you may vote on important mutual fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of Investments


If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Partners Life's Management, further investment in such shares is no longer appropriate, another registered open-end management investment company may be substituted for fund shares held in the subaccounts when American Partners Life believes it would be in the best interest of persons having voting rights under the contract.

American Partners Life also reserves the right to change the funds in which the subaccounts invest and to create new subaccounts that invest in additional funds. In the event of any such substitution or change, American Partners Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Partners Life will notify owners of any substitution or change.

Distribution of the Contracts

The contracts will be distributed by American Express Service Corporation, the principal underwriter for the variable account.

About American Partners Life

The Privileged Assets Select Annuity is issued by American Partners Life. American Partners Life is a wholly-owned subsidiary of IDS Life Insurance Company, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Its service office is located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life is licensed in the state of Arizona, and it conducts a conventional life insurance business.

American Express Service Corporation is the principal underwriter for the variable account. Its service office is located at 80 South 8th Street, Minneapolis, MN 55440-0010. American Express Service Corporation is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Service Corporation is a wholly-owned subsidiary of American Express Travel Related Service Company which is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies also offers mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Separate Account. The Separate Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Separate Account's operations currently is being evaluated. The potential materiality of any such impact is not known at this time.


Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Partners Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Table of contents of the Statement of Additional Information

Performance information............................................
Calculating annuity payouts........................................
Rating agency......................................................
Depositor..........................................................
Principal underwriter..............................................
Independent auditors...............................................
Retirement planning................................................
Prospectus.........................................................
Financial statements -
     APL Variable Annuity Account 1
     American Partners Life Insurance Company

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

       Privileged Assets Select Annuity

       IDS Life Retirement Annuity Mutual Funds

       INVESCO Variable Investment Funds, Inc.

       Janus Aspen Series

       American Century Variable Portfolios, Inc.

       Warburg Pincus Trust-Post-Venture Capital Portfolio

Please return this request to:

American Partners Life Insurance Company
80 South Eighth Street
P.O. Box 59197
Minneapolis, MN 55459-0197

Your name

Address

City                                           State                     Zip

                                   STATEMENT OF ADDITIONAL INFORMATION

                                                   for

                                     PRIVILEGED ASSETS SELECT ANNUITY

                                      APL VARIABLE ANNUITY ACCOUNT 1


                                               May 1, 1998


APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).


This Statement of Additional Information, dated May 1, 1998, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1998, which may be obtained by writing or calling American Partners Life at the address or telephone number below.


American Partners Life Insurance Company
80 South Eighth Street
P.O. Box 59197
Minneapolis, MN 55459-0197
Phone #1-800-AXP-SERV (toll free)
(1-800-297-7378)

                                            TABLE OF CONTENTS

Performance Information...............................................p. 3

Calculating Annuity Payouts...........................................p. 6

Rating Agency.........................................................p. 6

Depositor.............................................................p. 6

Principal Underwriter.................................................p. 6

Independent Auditors..................................................p. 7

Retirement Planning...................................................p. 7

Prospectus............................................................p. 7

Financial Statements
     - APL Variable Annuity Account 1
     - American Partners Life Insurance Company

PERFORMANCE INFORMATION


We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.


Calculation of Yield for the Subaccount investing in IDS Life Moneyshare Fund.

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Compound Yield = [(Base Period Return + 1) x (365/7)] - 1


On December 31, 1997, the account's annualized simple yield was 4.12% and its compound yield was 4.21%.


The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in the subaccount with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the annuity provides.

Calculation of Yield for subaccounts investing in income funds.

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(a-b + 1)6 - 1]
                                                     cd

where:       A =  dividends and investment income earned during the period.
             B =  expenses accrued for the period (net of reimbursements).
             C = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
             D = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized yield based on 30-Day Period ended Dec. 31, 1997

Subaccount investing in:                                          Yield
IDS Life Special Income Fund                                      6.83%
INVESCO VIF-Industrial Income Portfolio                           6.54%


Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the account), calculated according to the following formula:

                                              P(1+T)n = ERV

where:           P =  a hypothetical initial payment of $1,000.
                 T =  average annual total return.
                 n =  number of years.
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

                          Average Annual Total Return Period Ended Dec. 31, 1997


Average Annual Total Return with or without Surrender

                                             Performance Since
                                            Commencement of the
                                                Subaccount              Performance Since Commencement of the Fund

                                                         Since                                              Since
                                                     Commencement                                       Commencement
Subaccount investing in:                   1 year    (Subaccount)    1 Year     5 Years   10 Years         (Fund)

IDS Life
   Aggressive Growth Fund (11/95;          11.39%       11.98%       11.39%      11.59%    --             11.11%
   1/92)*
   Capital Resource Fund (11/95; 10/81)    22.76%       15.29%       22.76%      11.17%    13.42%         --
   International Equity Fund (11/95;        1.57%        6.52%        1.57%       9.12%    --              7.22%
   1/92)
   Managed Fund (11/95; 4/86)              18.18%       17.02%       18.18%      12.02%    12.66%         --
   Moneyshare Fund (11/95; 10/81)           3.99%        3.81%        3.99%       3.29%     4.40%         --
   Special Income Fund (11/95; 10/81)       7.62%        7.50%        7.62%       8.39%     8.63%         --

INVESCO VIF
   Industrial Income Portfolio (11/95;     26.75%       24.94%       26.75%      --        --             22.00%
   8/94)

Janus Aspen Series
   Worldwide Growth Portfolio (1/96;       20.80%       24.32%       20.80%      --        --             21.54%
   9/93)
   Growth Portfolio (9/96; 9/93)           21.38%       21.69%       21.38%      --        --             16.36%

American Century
   VP Capital Appreciation (1/96;          -4.33%       -4.06%       -4.33%       4.56%     7.47%         --
   11/87)
   VP Value (9/96; 5/96)                   24.68%       28.27%       24.68%      --        --             21.80%

Warburg Pincus Trust
   Post-Venture Capital Portfolio          12.08%        6.73%       12.08%      --        --              6.73%
   (9/96; 9/96)

*  commencement date of the subaccount; commencement date of the fund.

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                                 ERV - P
                                                    P

where:           P =  a hypothetical initial payment of $1,000.
               ERV    = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. Subaccount total return figures reflect the deduction of the contract administrative charge and mortality and expense risk fee.

Performance of the subaccounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the total value of your fixed account and the subaccounts at the annuity start date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select.
o The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCY

The following chart reflects the rating given to American Partners Life by an independent rating agency. This agency evaluates the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the Privileged Assets Select Annuity. This information relates only to the fixed account and reflects American Partners Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

       Rating agency                     Rating

         A.M. Best                         A+
                                       (Superior)

       Duff & Phelps                       AAA

DEPOSITOR

National Pension Life Insurance Company was established on October 14, 1988 and changed its name to American Partners Life Insurance Company on February 18, 1994.

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express Service Corporation which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS


The financial statements of APL Variable Annuity Account 1 including the statements of net assets as of Dec. 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year ended Dec. 31, 1997 and Dec. 31, 1996 except for the CGR and CWG subaccounts which are for the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996 and subaccounts CSG, CVL and CVC which are for the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996, and the financial statements of American Partners Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of Dec. 31, 1997 and 1996, and for each of the three years in the period then ended Dec. 31, 1997, 1996, and 1995, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein.


RETIREMENT PLANNING

You may have to save more for retirement because social security and employee savings plans are estimated to cover only 40% of your retirement savings. The remaining 60% must come from personal investments, savings and other income.* One way to help save for retirement is by purchasing a variable annuity. From 1995 to 1996, variable annuity sales climbed 47 percent to $72.5 billion, shattering the previous high of $51.7 billion in 1994. **

Sources:

*    Social Security Administration
**   LIMRA 1996 Individual Annuity Market Report

PROSPECTUS

The prospectus dated May 1, 1998, is hereby incorporated in this Statement of Additional Information by reference.

APL Variable Annuity Account 1

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Partners Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of APL Variable Annuity Account 1 (comprised of subaccounts CCR, CIE, CAG, CSI, CMS, CMG, CII, CWG, CSG, CGR, CVL and CVC) as of December 31, 1997, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, except for the CGR and CWG subaccounts which are for the year ended December 31, 1997 and the period January 29, 1996 (commencement of operations) to December 31, 1996 and subaccounts CSG, CVL and CVC which are for the year ended December 31, 1997 and the period September 3, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of APL Variable Annuity Account 1 at December 31, 1997, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 13, 1998

APL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                             Dec. 31, 1997

                                                                       Segregated Asset Subaccount
                                           -----------------------------------------------------------------------------------------
Assets                                          CCR               CIE             CAG                CSI                 CMS

------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
20,040 shares at net asset value
of  $28.58 per share (cost $507,178)           $ 572,677              $ -             $ -                 $ -                  $ -
IDS Life International Equity Fund
12,904 shares at net asset value
of  $13.63 per share (cost $177,750)                   -          175,863               -                   -                    -
IDS Life Aggressive Growth Fund
35,973 shares at net asset value
of  $16.07 per share (cost $577,854)                   -                -         578,116                   -                    -
IDS Life Special Income Fund
20,453 shares at net asset value
of  $11.80 per share (cost $243,686)                   -                -               -             241,243                    -
IDS Life Moneyshare Fund, Inc.
164,316 shares at net asset value
of  $1.00 per share (cost $164,302)                    -                -               -                   -              164,302
IDS Life Managed Fund, Inc.
45,482 shares at net asset value
of  $18.04 per share (cost $814,371)                   -                -               -                   -                    -
INVESCO VIF - Industrial
Income Portfolio
74,991 shares at net asset value
of  $17.04 per share (cost $1,178,358)                 -                -               -                   -                    -
Janus Aspen Series Worldwide Growth Portfolio
124,564 shares at net asset value
of  $23.39 per share (cost $2,652,989)                 -                -               -                   -                    -
Janus Aspen Series Growth Portfolio
71,890 shares at net asset value
of  $18.48 per share (cost $1,226,200)                 -                -               -                   -                    -
American Century VP
Capital Appreciation
24,486 shares at net asset value
of  $9.68 per share (cost $252,514)                    -                -               -                   -                    -
American Century VP Value
45,258 shares at net asset value
of  $6.93 per share (cost $290,937)                    -                -               -                   -                    -
Warburg Pincus Trust--Post-Venture Capital Portfolio
22,901 shares at net asset value
of  $11.06 per share (cost $231,719)                   -                -               -                   -                    -
------------------------------------------------------------------------------------------------------------------------------------
                                                 572,677          175,863         578,116             241,243              164,302
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -                -               -               1,458                  816
Accounts receivable from American Partners Life for
contract purchase payments                            30                -              20                   -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     572,707          175,863         578,136             242,701              165,118
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Partners Life for
mortality and expense risk fee                       513              158             524                 213                  157
Payable to mutual funds for investments
purchased                                             30                -              20               2,145                  659
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    543              158             544               1,458                  816
------------------------------------------------------------------------------------------------------------------------------------
Total net assets applicable to contracts
in accumulation period                         $ 572,164        $ 175,705       $ 577,592           $ 241,243            $ 164,302
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                   420,942          153,093         452,304             206,048              151,325
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.36           $ 1.15          $ 1.28              $ 1.17               $ 1.09
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                  Dec. 31,1997

                                                                          Segregated Asset Subaccount
                                              --------------------------------------------------------------------------------------
Assets                                             CMG              CII              CWG                CSG                CGR

------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
20,040 shares at net asset value
of  $28.58 per share (cost $507,178)                  $ -               $ -                $ -               $ -               $ -
IDS Life International Equity Fund
12,904 shares at net asset value
of  $13.63 per share (cost $177,750)                    -                 -                  -                 -                 -
IDS Life Aggressive Growth Fund
35,973 shares at net asset value
of  $16.07 per share (cost $577,854)                    -                 -                  -                 -                 -
IDS Life Special Income Fund
20,453 shares at net asset value
of  $11.80 per share (cost $243,686)                    -                 -                  -                 -                 -
IDS Life Moneyshare Fund, Inc.
164,316 shares at net asset value
of  $1.00 per share (cost $164,302)                     -                 -                  -                 -                 -
IDS Life Managed Fund, Inc.
45,482 shares at net asset value
of  $18.04 per share (cost $814,371)              820,388                 -                  -                 -                 -
INVESCO VIF - Industrial
Income Portfolio
74,991 shares at net asset value
of  $17.04 per share (cost $1,178,358)                 -          1,277,838                  -                 -                 -
Janus Aspen Series Worldwide Growth Portfolio
124,564 shares at net asset value
of  $23.39 per share (cost $2,652,989)
Janus Aspen Series Growth Portfolio                    -                  -          2,913,546                 -                 -
71,890 shares at net asset value
of  $18.48 per share (cost $1,226,200)
American Century VP                                    -                  -                  -         1,328,524                 -
Capital Appreciation
24,486 shares at net asset value
of  $9.68 per share (cost $252,514)                    -                  -                  -                 -           237,021
American Century VP Value
45,258 shares at net asset value
of  $6.93 per share (cost $290,937)                    -                  -                  -                 -                 -
Warburg Pincus Trust--Post-Venture Capital Portfolio
22,901 shares at net asset value
of  $11.06 per share (cost $231,719)                   -                  -                  -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------
                                                 820,388          1,277,838          2,913,546         1,328,524           237,021
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -                  -                  -                 -                 -
Accounts receivable from American Partners Life for
contract purchase payments                            30                  -                  -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                      82,018          1,277,838          2,913,546         1,328,524           237,021
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Partners Life for
mortality and expense risk fee                       733              1,130              2,596             1,181               217
Payable to mutual funds for investments
purchased                                             30                  -                  -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    763              1,130              2,596             1,181               217
------------------------------------------------------------------------------------------------------------------------------------
Total net assets applicable to contracts
in accumulation period                         $ 819,655        $ 1,276,708        $ 2,910,950       $ 1,327,343         $ 236,804
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                   584,073            790,904          1,908,118         1,019,902           255,509
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.40             $ 1.61             $ 1.53            $ 1.30            $ 0.93
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1

----------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                          Dec. 31, 1997

                                                                   Segregated Asset Subaccount
                                                                 -------------------------------      Combined
Assets                                                            CVL                 CVC             Variable
                                                                                                       Account
----------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
20,040 shares at net asset value
of  $28.58 per share (cost $507,178)                               $ -                  $ -          $ 572,677
IDS Life International Equity Fund
12,904 shares at net asset value
of  $13.63 per share (cost $177,750)                                 -                    -            175,863
IDS Life Aggressive Growth Fund
35,973 shares at net asset value
of  $16.07 per share (cost $577,854)                                 -                    -            578,116
IDS Life Special Income Fund
20,453 shares at net asset value
of  $11.80 per share (cost $243,686)                                 -                    -            241,243
IDS Life Moneyshare Fund, Inc.
164,316 shares at net asset value
of  $1.00 per share (cost $164,302)                                  -                    -            164,302
IDS Life Managed Fund, Inc.
45,482 shares at net asset value
of  $18.04 per share (cost $814,371)                                 -                    -            820,388
INVESCO VIF - Industrial
Income Portfolio
74,991 shares at net asset value
of  $17.04 per share (cost $1,178,358)                               -                    -          1,277,838
Janus Aspen Series Worldwide Growth Portfolio
124,564 shares at net asset value
of  $23.39 per share (cost $2,652,989)
Janus Aspen Series Growth Portfolio                                  -                    -          2,913,546
71,890 shares at net asset value
of  $18.48 per share (cost $1,226,200)
American Century VP                                                  -                    -          1,328,524
Capital Appreciation
24,486 shares at net asset value
of  $9.68 per share (cost $252,514)                                  -                    -            237,021
American Century VP Value
45,258 shares at net asset value
of  $6.93 per share (cost $290,937)                            313,636                    -            313,636
Warburg Pincus Trust--Post-Venture Capital Portfolio
22,901 shares at net asset value
of  $11.06 per share (cost $231,719)                                 -              253,283            253,283
----------------------------------------------------------------------------------------------------------------------------
                                                               313,636              253,283          8,876,437
----------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                                 -                    -              2,274
Accounts receivable from American Partners Life for
contract purchase payments                                           -                    -                 80
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                   313,636              253,283          8,878,791
----------------------------------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------------------------------
Payable to American Partners Life for
mortality and expense risk fee                                     274                  226              7,922
Payable to mutual funds for investments
purchased                                                            -                    -              1,984
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  274                  226              9,906
----------------------------------------------------------------------------------------------------------------------------
Total net assets applicable to contracts
in accumulation period                                       $ 313,362            $ 253,057        $ 8,868,885
----------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                                 224,384              231,194
---------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                           $ 1.40               $ 1.09
---------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



APL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                          For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                  ----------------------------------------------------------------------------------
                                                        CCR              CIE            CAG             CSI                 CMS
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                      $ 15,010        $ 6,166        $ 50,743        $ 16,627             $ 17,491
Mortality and expense risk fee                            4,477          1,580           4,921           1,646                3,509
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                           10,533          4,586          45,822          14,981               13,982
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                      33,676         39,354         153,406          47,691            4,784,530
Cost of investments sold                                 34,145         36,985         153,979          47,283            4,784,535
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                    (469)         2,369            (573)            408                   (5)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                              85,557         (3,196)         12,319          (2,977)                  (2)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           85,088           (827)         11,746          (2,569)                  (7)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $ 95,621        $ 3,759        $ 57,568        $ 12,412             $ 13,975
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                             For the year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount
                                              --------------------------------------------------------------------------------------
                                                    CMG              CII              CWG              CSG                 CGR
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                  $ 74,507         $ 88,993        $ 32,903         $ 23,962              $ 3,716
Mortality and expense risk fee                        5,188            8,542          18,719            7,806                1,970
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       69,319           80,451          14,184           16,156                1,746
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                  38,681          119,391         157,216           75,684               77,404
Cost of investments sold                             35,859          108,694         141,108           68,787               83,016
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               2,822           10,697          16,108            6,897               (5,612)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                           4,151          101,399         247,519          102,483               (8,816)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        6,973          112,096         263,627          109,380              (14,428)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          $ 76,292        $ 192,547       $ 277,811        $ 125,536            $ (12,682)
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1

-----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                       For the year ended Dec. 31, 1997

                                                                            Segregated Asset Subaccount
                                                                     ----------------------------------------      Combined
                                                                              CVL                 CVC              Variable
Investment income                                                                                                   Account
----------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                                             $ 902                 $ 36          $ 331,056
Mortality and expense risk fee                                                1,345                1,874             61,577
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                                 (443)              (1,838)           269,479
----------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                                          38,167               43,474          5,608,674
Cost of investments sold                                                     36,201               40,277          5,570,869
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       1,966                3,197             37,805
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                                  22,614               21,432            582,483
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               24,580               24,629            620,288
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                  $ 24,137             $ 22,791          $ 889,767
----------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                               For the year ended Dec. 31, 1997

                                                                     Segregated Asset Subaccount
                                         -------------------------------------------------------------------------------------------
Operations                                   CCR               CIE               CAG                 CSI                 CMS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              $ 10,533          $ 4,586           $ 45,822            $ 14,981             $ 13,982
Net realized gain (loss) on investments         (469)           2,369               (573)                408                   (5)
Net change in unrealized appreciation or
depreciation of investments                   85,557           (3,196)            12,319              (2,977)                  (2)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     95,621            3,759             57,568              12,412               13,975
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                    44,335           29,308             73,176              40,157            5,497,039
Net transfers*                               231,118           65,250            226,592             160,244           (5,843,180)
Contract charges                                (387)            (125)              (620)               (300)                 (19)
Surrender benefits                           (16,378)          (7,265)           (87,321)            (39,766)             (26,101)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        258,688           87,168            211,827             160,335             (372,261)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              217,855           84,778            308,197              68,496              522,588
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 572,164        $ 175,705          $ 577,592           $ 241,243            $ 164,302
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year       197,010           75,121            269,153              63,034              501,037
Contract purchase payments                    35,692           25,051             61,888              35,583            5,192,040
Net transfers*                               202,032           59,250            198,210             143,043           (5,517,471)
Contract charges                                (317)            (110)              (521)               (270)                 (17)
Surrender benefits                           (13,475)          (6,219)           (76,426)            (35,342)             (24,264)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             420,942          153,093            452,304             206,048              151,325
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
American Partners Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


APL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                    For the year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount
                                             ---------------------------------------------------------------------------------------
Operations                                       CMG              CII                CWG                 CSG                CGR
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   $ 69,319         $ 80,451           $ 14,184            $ 16,156           $ 1,746
Net realized gain (loss) on investments             2,822           10,697             16,108               6,897            (5,612)
Net change in unrealized appreciation or
depreciation of investments                         4,151          101,399            247,519             102,483            (8,816)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          76,292          192,547            277,811             125,536           (12,682)
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        114,463           97,700            270,597              68,425            33,336
Net transfers*                                    536,133          918,536          2,139,100           1,107,632            89,819
Contract charges                                     (264)            (432)              (811)               (187)             (223)
Surrender benefits                                (22,626)         (98,905)          (147,765)            (21,985)          (24,843)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    627,706          916,899          2,261,121           1,153,885            98,089
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   115,657          167,262            372,018              47,922           151,397
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 819,655      $ 1,276,708        $ 2,910,950         $ 1,327,343         $ 236,804
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             97,509          130,956            294,951              44,785           156,491
Contract purchase payments                         87,659           67,914            186,068              56,707            37,321
Net transfers*                                    415,741          658,203          1,530,546             935,902            91,110
Contract charges                                     (203)            (293)              (543)               (146)             (232)
Surrender benefits                                (16,633)         (65,876)          (102,904)            (17,346)          (29,181)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  584,073          790,904          1,908,118           1,019,902           255,509
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
American Partners Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


APL Variable Annuity Account 1

---------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                            For the year ended Dec. 31, 1997

                                                                           Segregated Asset Subaccount
                                                                      ----------------------------------------     Combined
Operations                                                                  CVL                 CVC                Variable
                                                                                                                    Account
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                               $ (443)            $ (1,838)         $ 269,479
Net realized gain (loss) on investments                                       1,966                3,197             37,805
Net change in unrealized appreciation or
depreciation of investments                                                  22,614               21,432            582,483
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                    24,137               22,791            889,767
----------------------------------------------------------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                   17,909               25,521          6,311,966
Net transfers*                                                              262,522              183,411             77,177
Contract charges                                                                (37)                (136)            (3,541)
Surrender benefits                                                           (1,336)             (19,783)          (514,074)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              279,058              189,013          5,871,528
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              10,167               41,253          2,107,590
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 313,362            $ 253,057        $ 8,868,885
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                        9,088               42,296
Contract purchase payments                                                   13,674               24,945
Net transfers*                                                              202,815              181,340
Contract charges                                                                (27)                (129)
Surrender benefits                                                           (1,166)             (17,258)
---------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            224,384              231,194
---------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
American Partners Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


APL Variable Annuity Account 1
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                For the year ended Dec. 31, 1996

                                                                     Segregated Asset Subaccount
                                         -------------------------------------------------------------------------------------------
Operations                                 CCR          CIE        CAG           CSI           CMS           CMG           CII
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net            $ 29,361     $ 1,410    $ 25,375      $ 2,068       $ 3,728        $ 7,009      $ 10,927
Net realized gain (loss) on investments        545         262         654          153             2            481           877
Net change in unrealized appreciation or
depreciation of investments                (20,058)      1,309     (12,057)         534             -          1,866        (1,919)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    9,848       2,981      13,972        2,755         3,730          9,356         9,885
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                  27,700       9,768      49,636       20,244     1,941,526         28,846        17,486
Net transfers*                             192,677      75,853     267,594       54,290    (1,396,957)        86,980       150,785
Contract charges                               (64)         (9)       (110)         (60)            -            (31)          (20)
Contract terminations
Surrender benefits                         (12,306)     (3,815)    (22,995)      (8,783)      (28,011)        (9,544)      (10,874)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                      208,007      81,797     294,125       65,691       516,558        106,251       157,377
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  -           -         100           50         2,300             50             -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 217,855    $ 84,778   $ 308,197     $ 68,496     $ 522,588      $ 115,657     $ 167,262
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year           -           -         101           49         2,292             49             -
Contract purchase payments                  25,628       8,817      45,054       19,611     1,881,097         25,807        14,826
Net transfers*                             182,748      69,727     244,676       51,767    (1,355,419)        79,891       125,010
Contract charges                               (58)         (8)        (98)         (55)            -            (26)          (15)
Contract terminations:
Surrender benefits                         (11,308)     (3,415)    (20,580)      (8,338)      (26,933)        (8,212)       (8,865)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           197,010      75,121     269,153       63,034       501,037         97,509       130,956
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
American Partners Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


APL Variable Annuity Account 1
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                  For the year ended Dec. 31, 1996


                                                                                  Segregated Asset Subaccount           Combined
                                               -----------------------------------------------------------------------  Variable
Operations                                        CWG**         CSG***         CGR**         CVL***        CVC***        Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                    $ 1,383         $ 232        $ 1,027          $ (2)        $ (10)      $ 82,508
Net realized gain (loss) on investments               858           (11)           (70)            -           (44)         3,707
Net change in unrealized appreciation or
depreciation of investments                        13,038          (159)        (6,677)           85           132        (23,906)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          15,279            62         (5,720)           83            78         62,309
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         29,873         3,142         19,058             -           512      2,147,791
Net transfers*                                    334,988        44,718        139,174        10,084        40,663            849
Contract charges                                        -             -              -             -             -           (294)
Contract terminations
Surrender benefits                                 (8,122)            -         (1,115)            -             -       (105,565)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                             356,739        47,860        157,117        10,084        41,175      2,042,781
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         -             -              -             -             -          2,500
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 372,018      $ 47,922      $ 151,397      $ 10,167      $ 41,253    $ 2,107,590
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  -             -              -             -             -
Contract purchase payments                         24,778         2,959         18,817             -           530
Net transfers*                                    276,866        41,826        138,767         9,088        41,766
Contract charges                                        -             -              -             -             -
Contract terminations:
Surrender benefits                                 (6,693)            -         (1,093)            -             -
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  294,951        44,785        156,491         9,088        42,296
----------------------------------------------------------------------------------------------------------------------------
   *Includes transfer activity from (to) other subaccounts and transfers (from)
    to  American Partners Life for conversion from (to) fixed account.
 **For the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996.
***For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.

See accompanying notes to financial statements.

APL Variable Annuity Account 1

Notes to Financial Statements
-------------------------------------------------------------------
1. Organization

APL Variable Annuity Account 1 (the Account) was established as a segregated asset account of American Partners Life Insurance Company (American Partners
Life) under Arizona law and is registered as a unit investment trust under the Investment Company Act of 1940. APL Variable Annuity Account 1 was established on Feb. 9, 1995 and commenced operations on Dec. 5, 1995. American Partners Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life).

The assets of the Account are held for the exclusive benefit of the Privileged Assets Select Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset subaccount or by American Partners Life. Contract owners allocate their variable purchase payments to one or more of the twelve segregated asset subaccounts. Such funds are then invested in shares of six mutual funds organized by IDS Life or in shares of one mutual fund portfolio organized by INVESCO Funds Group, Inc.; or in shares of two mutual fund portfolios organized by American Century Investment Management Inc.; or in shares of two mutual fund portfolios organized by Janus Capital Corporation or in shares of one mutual fund portfolio organized by Warburg Pincus Counsellors, Inc.

Each fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company or series of an open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. INVESCO Variable Investment Funds, Inc. (INVESCO -
VIF) Industrial Income Portfolio commenced operations Aug. 10, 1994. American Century VP Capital Appreciation commenced operations on Nov. 20, 1987. American Century VP Value commenced operations on May 1, 1996. Janus Aspen Series
Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio commenced operations on Sept. 13, 1993. Warburg Pincus Trust -- Post-Venture Capital Portfolio commenced operations on Sept. 30, 1996. Funds allocated to the CCR Subaccount are invested in shares of IDS Life Capital Resource Fund; Subaccount CIE invests in the shares of IDS Life International Equity Fund; Subaccount CAG invests in the shares of IDS Life Aggressive Growth Fund; Subaccount CSI invests in the shares of IDS Life Special Income Fund; Subaccount CMS invests in the shares of IDS Life Moneyshare Fund, Inc.; Subaccount CMG invests in the shares of IDS Life Managed Fund, Inc.; Subaccount CII invests in shares of INVESCO VIF
- Industrial Income Portfolio; Subaccount CWG invests in shares of Janus Aspen Series Worldwide Growth Portfolio; Subaccount CSG invests in shares of Janus Aspen Series Growth Portfolio; Subaccount CGR invests in shares of American
Century VP Capital Appreciation; Subaccount CVL invests in shares of American Century VP Value and Subaccount CVC invests in shares of Warburg Pincus Trust -- Post-Venture Capital Portfolio.

IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC), an affiliated company, is the investment advisor for each of the IDS Life Funds. American Express Asset Management International, Inc. a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg Pincus Counsellors, Inc. is the investment advisor of Warburg Pincus Trust -- Post-Venture Capital Portfolio. APL serves as issuer of the contracts investing in the Account.

-------------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the IDS Life funds, The INVESCO VIF Portfolio, the Janus Aspen Series Portfolios, the American Century Portfolios, or the Warburg Pincus Trust Portfolio are stated at market value, which is the net asset value per share as determined by the respective fund or portfolio. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds or Portfolios are reinvested in additional shares of the funds or portfolios and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the funds' or portfolios' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

-------------------------------------------------------------------
3. Mortality and Expense Risk Fee and Contract Charges

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Account. The mortality and expense risk fee paid to American Partners Life is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the subaccounts.

An annual charge of $30 is deducted from the contract value of each Privileged Assets Select Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by American Partners Life. The deduction will be allocated to the subaccounts on a pro-rata basis. If the total purchase payments (less partial surrenders) on a contract anniversary are at least $10,000 the charge will be waived. American Partners Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

-------------------------------------------------------------------
4. Investment Transactions

The subaccounts' purchases of fund or portfolio shares including reinvestment of dividend distributions, were as follows:

                                                         Year ended Dec. 31,
Subaccount        Investment                                1997       1996
------------------------------------------------------------------------------
CCR  IDS Life Capital Resource Fund...................$   303,232 $  281,955
CIE  IDS Life International Equity Fund................   131,194     95,083
CAG  IDS Life Aggressive Growth Fund...................   411,343    354,001
CSI  IDS Life Special Income Fund......................   223,006     80,420
CMS  IDS Life Moneyshare Fund, Inc..................... 4,426,251  1,782,310
CMG  IDS Life Managed Fund, Inc........................   736,344    126,801
CII  INVESCO VIF - Industrial Income Portfolio......... 1,117,762    192,113
CWG  Janus Aspen Series Worldwide Growth Portfolio..... 2,434,878    390,486*
CSG  Janus Aspen Series Growth Portfolio............... 1,246,893     49,582**
CGR  American Century VP Capital Appreciation..........   177,323    176,257*
CVL  American Century VP Value.........................   317,054     10,084**
CVC  Warburg-Pincus Trust-- Post-Venture
     Capital Portfolio.................................   230,865     43,415**
------------------------------------------------------------------------------
     Combined Variable Account                        $11,756,145 $3,582,507
------------------------------------------------------------------------------
 *For the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996. **For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.

--------------------------------------------------------------------------
5. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on Variable Account's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors

The Board of Directors
American Partners Life Insurance Company


We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP
February 5, 1998
Minneapolis, Minnesota

                                     AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                                   December 31,

ASSETS                                                                   1997                       1996
------                                                                 ---------                   ------

                                                                                       (thousands)
Investments:
  Fixed maturities:
     Held to maturity, at amortized cost (Fair value:
         1997, $68,122; 1996, $71,217)                                    $ 63,747                 $ 67,544
     Available for sale, at fair value (Amortized  cost:
         1997, $144,344; 1996, $72,171)                                    147,981                   73,152
                                                                           -------                  -------

         Total investments                                                 211,728                  140,696

Cash and cash equivalents                                                       --                      315
Amounts due from brokers                                                        --                    1,100
Other accounts receivables                                                     884                       --
Accrued investment income                                                    3,591                    2,760
Deferred policy acquisition costs                                           21,846                   15,035
Other assets                                                                   726                    1,350
Separate account assets                                                      8,879                    2,145
                                                                           -------                  -------

          Total assets                                                    $247,654                 $163,401
                                                                           =======                  =======
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                              $184,246                 $130,088
  Policy claims and other policyholders' funds                                 222                      112
  Deferred income taxes                                                      5,405                    3,392
  Amount due to brokers                                                      4,946                    2,001
  Other liabilities                                                          3,832                    1,524
  Separate account liabilities                                               8,879                    2,145
                                                                           -------                  -------
          Total liabilities                                                207,530                  139,262

Stockholder's equity:
  Capital stock, $100 par value per share;
     30,000 shares authorized,
     25,000 shares issued and outstanding                                    2,500                    2,500
  Additional paid-in capital                                                36,327                   21,327
  Net unrealized gain on investments                                         1,930                      599
  Accumulated deficit                                                         (633)                    (287)
                                                                           -------                  -------
          Total stockholder's equity                                        40,124                   24,139
                                                                           -------                  -------

Total liabilities and stockholder's equity                                $247,654                 $163,401
                                                                           =======                  =======
                                            See accompanying notes.

                                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                              STATEMENTS OF INCOME
                                            Years ended December 31,


                                                               1997                    1996               1995
                                                             ---------               --------           -------

                                                                                   (thousands)

Revenues:
  Net investment income                                        $ 12,609               $ 9,445              $3,329
  Contractholder charges                                            673                   321                  --
  Management and other fees                                          56                     6                  --
  Net realized gain (loss) on investments                           130                  (125)                 --
                                                              ---------             ---------              ------

          Total revenues                                         13,468                 9,647               3,329


Benefits and expenses:
  Interest credited on investment contracts                       9,261                 6,860               2,113
  Amortization of deferred policy
    acquisition costs                                               131                   625                 224
  Amortization of state licenses and goodwill                       623                   623                 623
  Other operating expenses                                        3,853                 5,641                 270
                                                               --------              --------              ------

          Total expenses                                         13,868                13,749               3,230
                                                               --------              --------              ------


(Loss) income before income taxes                                  (400)               (4,102)                 99

Income tax (benefit) expense                                        (54)               (1,380)                 91
                                                               --------              --------              ------


Net (loss) income                                              $   (346)              $(2,722)             $    8
                                                               ========               =======              ======



                                            See accompanying notes.

                       AMERICAN PARTNERS LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                         Three years ended December 31, 1997
                                   (thousands)



                                                                                                      Retained
                                                          Additional          Net Unrealized          Earnings
                                         Capital           Paid-In             Gain (Loss)on         (Accumulated
                                          Stock             Capital             Investments           Deficit)           Total

Balance, December 31, 1994                $2,500            $ 6,327            $   (112)               $ 2,272          $10,987
   Net income                                 --                 --                  --                      8                8
   Change in net unrealized
         gain (loss) on  investments          --                 --               1,483                     --            1,483
   Capital contribution from parent           --              5,000                  --                     --            5,000
   Gain on reinsurance transaction
         with parent                          --                 --                  --                    167              167
                                      ----------       ------------          ----------               --------         --------

Balance, December 31, 1995                 2,500             11,327               1,371                  2,447           17,645
   Net loss                                   --                 --                  --                 (2,722)          (2,722)
   Change in net unrealized
         gain (loss) on investments           --                 --                (772)                    --             (772)
   Capital contribution from parent           --             10,000                  --                     --           10,000
   Loss on reinsurance transaction
         with parent                          --                 --                  --                    (12)             (12)
                                      ----------       ------------          ----------               --------         --------

Balance, December 31, 1996                 2,500             21,327                 599                   (287)          24,139
   Net loss                                   --                 --                  --                   (346)           (346)
   Change in net unrealized
         gain (loss) on investments           --                 --               1,331                     --            1,331
   Capital contribution from parent           --             15,000                  --                     --           15,000
                                      -----------      ------------          ----------               --------         --------

Balance, December 31, 1997                $2,500            $36,327           $   1,930                $  (633)         $40,124
                                      ==========       ============           =========               ========         ========

                             See accompanying notes.

                                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                            STATEMENTS OF CASH FLOWS
                                            Years ended December 31,

                                                                                1997               1996             1995
                                                                              -------            -------          ------
                                                                                             (thousands)

Cash flows from operating activities:
  Net (loss) income                                                           $ (346)          $ (2,722)           $   8
Adjustments to reconcile net income to
    net cash used in operating activities:
      Change in accrued investment income                                       (830)              (372)          (2,244)
      Change in deferred policy acquisition
          costs, net                                                          (7,419)            (9,285)          (5,809)
      Change in other assets                                                     624                623              623
      Change in other accounts receivable                                       (884)               --                --
      Change in policy claims and other
          policyholders' funds                                                   110               (822)             934
      Deferred income tax provision (benefit)                                  1,296              3,140             (512)
      Change in other liabilities                                              2,308                316            1,194
      (Accretion of discount)
          amortization of premium, net                                           (41)               (16)               6
      Net realized (gain) loss on investments                                   (130)               125               --
      Other, net                                                                  10                333             (393)
                                                                             --------            -------        ---------

          Net cash used in
               operating activities                                           (5,302)            (8,680)          (6,193)
                                                                             --------           --------        ---------

Cash flows from investing activities: Fixed maturities held to maturity:
        Purchases                                                                --                (250)         (72,361)
        Maturities                                                               869                657               53
        Sales                                                                  3,000              2,690               --
    Fixed maturities available for sale:
        Purchases                                                            (82,967)           (39,839)         (30,309)
        Maturities
                                                                              10,883              2,445
        Sales                                                                    --                 281               --
    Change in due from brokers                                                 1,100             (1,100)           2,200
    Change in due to brokers                                                   2,945              2,001               --
                                                                            ---------          ---------        --------

          Net cash used in
              investing activities                                         $( 64,170)         $( 33,115)       $(100,417)
                                                                            ---------          ---------        --------







                                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                      STATEMENTS OF CASH FLOWS (continued)
                                            Years ended December 31,



                                                                                1997              1996              1995
                                                                              -------           -------           ------
                                                                                             (thousands)
Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                                $  68,033          $  28,190        $ 108,354
    Surrenders and other benefits                                            (23,137)           (11,947)          (3,482)
    Interest credited to account balances                                      9,261              6,860            2,113
  Capital contribution from parent                                            15,000             10,000            5,000
                                                                            --------          ---------         --------

          Net cash provided by
              financing activities                                            69,157            33,103           111,985
                                                                            --------          --------          --------

Net (decrease) increase in cash and cash equivalents                            (315)           (8,692)            5,375
Cash and cash equivalents at beginning of year                                   315             9,007             3,632
                                                                            --------          --------         ---------

Cash and cash equivalents at end of year                                   $      --          $    315         $   9,007
                                                                            ========          ========         =========

                                             See accompanying notes.

                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)


1.   Summary of significant accounting policies

     Nature of business

     American Partners Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 46 states. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life, which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                                                1997           1996             1995
                                                              -------        -------          ------

      Cash (received) paid during the year for:

        Income taxes                                          $(2,064)        $(3,335)          $144
        Interest on borrowings                                     70              22             --


     Recognition of profits on fixed annuity contracts

     Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     Contractholder charges include fees collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, including direct response advertising costs, have been deferred on annuity contracts. The deferred acquisition costs for installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. The costs for single premium deferred annuities are amortized in relation to accumulation values and surrender charge revenue.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1997 and 1996 are $(2) and $708, respectively, (payable to) / receivable from IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period.

     Intangible Assets

     In connection with the purchase of the Company by IDS Life in 1994, $2,308 of the purchase price was allocated to state licenses and $808 was allocated to goodwill. These amounts are being amortized over five years using the straight-line method. At December 31, 1997 and 1996, the accumulated amortization was $2,388 and $1,869, respectively.

     Reclassifications

     Certain 1996 and 1995 amounts have been reclassified to conform to 1997 presentation

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                         Gross             Gross
                                                     Amortized         Unrealized       Unrealized        Fair
      Held to maturity                                   Cost             Gains           Losses          Value

      Corporate bonds and obligations                  $  63,747          $4,410             $ 35       $  68,122
                                                       =========          ======             ====       =========

      Available for sale

      U.S. Government agency obligations              $    7,406         $   305            $  --       $   7,710
      Corporate bonds and obligations                     91,584           3,157              325          94,417
      Mortgage-backed securities                          45,354             510               11          45,854
                                                        --------          ------             ----        --------
                                                        $144,344          $3,973             $336        $147,981
                                                        ========          ======             ====        ========

     The amortized  cost,  gross  unrealized  gains and losses and fair value of investments in fixed maturities at December 31, 1996 are as follows:
                                                                         Gross             Gross
                                                     Amortized         Unrealized       Unrealized        Fair
      Held to maturity                                   Cost             Gains           Losses          Value

      Corporate bonds and obligations                    $67,544          $3,755             $ 82         $71,217
                                                         =======          ======             ====         =======

      Available for sale

      U.S. Government agency obligations                $  7,440           $  58            $  --        $  7,498
      Corporate bonds and obligations                     52,434           1,454              315          53,573
      Mortgage-backed securities                          12,297              11              227          12,081
                                                        --------          ------             ----         -------
                                                         $72,171          $1,523             $542         $73,152
                                                         =======          ======             ====         =======


     The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                Amortized           Fair
      Held to maturity                                             Cost             Value

      Due in one year or less                                      $ 1,403         $  1,410
      Due from one to five years                                    12,753           13,407
      Due from five to ten years                                    43,712           46,949
      Due in more than ten years                                     5,879            6,356
                                                                   -------          -------
                                                                   $63,747          $68,122
                                                                   =======          =======

                                                                 Amortized           Fair
      Available for sale                                           Cost             Value

      Due in one year or less                                     $  4,164       $    4,198
      Due from one to five years                                    10,278           10,742
      Due from five to ten years                                    48,391           50,561
      Due in more than ten years                                    36,157           36,626
      Mortgage-backed securities                                    45,354           45,854
                                                                ----------         --------
                                                                  $144,344         $147,981

     During the year ended December 31, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $2,879 and $2,743, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

     In addition, no fixed maturities available for sale were sold during 1997. Fixed maturities available for sale were sold during 1996 with proceeds of $281 and gross realized gains and losses of $nil and $71, respectively.

     During the year ended December 31, 1995, there were no sales of fixed maturities.

     At December 31, 1997, bonds carried at $7,221 were on deposit with various states as required by law.

     Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $24.2 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

              Rating                                      1997                         1996
       ----------------------                          ----------                   -------

      Aaa/AAA                                          $ 51,759                     $ 18,722
      Aa/AA                                               3,792                        4,607
      Aa/A                                                5,574                        4,193
      A/A                                                30,410                       29,485
      A/BBB                                              12,856                        9,940
      Baa/BBB                                            71,605                       53,883
      Baa/BB                                              6,299                        9,093
      Below investment grade                             25,796                        9,792
                                                       --------                     --------
                                                       $208,091                     $139,715
                                                       ========                     ========

     At December 31, 1997, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA, and FHLMC mortgage-backed securities.

     Net investment income for the years ended December 31 is summarized as follows:

                                                              1997               1996           1995
                                                            -------             ------         -----

      Interest on fixed maturities                          $12,893             $9,473         $3,077
      Interest on cash equivalents                              192                146            218
      Other                                                       1                  5             49
                                                            -------             ------         ------
                                                             13,086              9,624          3,344
      Less investment expenses                                  477                179             15
                                                            -------             ------         ------
                                                            $12,609             $9,445         $3,329
                                                            =======             ======         ======


     Net realized gain (loss) on investments was $130, $(125) and $nil for the years ended December 31, 1997, 1996 and 1995, respectively and was entirely due to sales of fixed maturities.

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                              1997              1996             1995
                                                            --------          --------         ------
        Fixed maturities available for sale                  $2,656            $(1,129)        $2,283



3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                             1997               1996               1995
                                                          --------           --------             -----
      Federal income taxes:
        Current                                            $(1,396)          $(4,520)              $603
        Deferred                                             1,296              3,140              (512)
                                                          --------            -------              ----
                                                              (100)            (1,380)               91
      State income taxes - current                              46                 --                --
                                                          --------            --------             ----
      Income tax expense                                   $   (54)            $(1,380)            $ 91
      (benefit)                                           ========            ========             ====

     Increases to the federal income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:

                                                         1997                   1996                 1995
                                                       -------              ---------               -------
                                                 Provision   Rate      Provision   Rate     Provision    Rate
     Federal income taxes based
        on the statutory rate                     $(140)    35.0%     $(1,436)     35.0%       $35      35.0%
          Increases are
            attributable to:
              State tax, net benefit                 30     (7.4)          --        --         --        --
              Goodwill amortization                  56    (14.0)          56      (1.4)        56      56.7
                                                 ------    ------     -------      ----        ---      ----
     Income tax expense (benefit)                $  (54)     13.6%    $(1,380)     33.6%       $91      91.7%
                                                 ======    ======     =======      ====        ===      ====

     Significant  components  of the  Company's  deferred  income tax assets and liabilities as of December 31 are as follows:
      Deferred income tax assets:                   1997               1996
                                                  ------              -----
      Policy reserves                            $ 3,017             $ 2,353
      Other                                           98                 --
                                                  ------              -----
           Total deferred income
               tax assets                          3,115              2,353
                                                  ------              -----
      Deferred income tax liabilities:
      State licenses                                 188                350
      Investments                                  1,231                406
      Deferred policy acquisition costs            7,101              4,955
      Other                                           --                 34
                                                  ------              -----
           Total deferred income
               tax liabilities                     8,520              5,745
                                                  ------              -----
           Net deferred income
               tax liabilities                    $5,405             $3,392
                                                  ======              =====

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. Statutory unassigned deficit aggregated $10,795 and $6,696 as of December 31, 1997 and 1996, respectively. All dividends payments would require approval by the Insurance Department of the State of Arizona.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                                         1997                  1996                1995
                                                      ---------             ---------            --------

      Statutory net income (loss)                    $ (4,011)             $ (7,990)             $    897
      Statutory stockholder's equity                   26,262                15,351                14,589

5.   Related party transactions

     The Company entered a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107,564 block of single premium deferred annuities was transferred from IDS Life to the Company. The accompanying balance sheet includes $97,070 and $101,787 for future policy benefits related to this agreement as of December 31, 1997 and 1996, respectively.

     The Company has no employees. Charges by IDS Life services and use of other joint facilities aggregated $6,447, $5,166 and $381 for 1997, 1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC of $250 at AEFC's cost of funds. There were no borrowings outstanding under this agreement at December 31, 1997 or 1996.

7.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                         1997                             1996
                                                      -------------                   --------
                                                 Carrying         Fair           Carrying          Fair
      Financial Assets                            Amount         Value            Amount           Value

      Investments:
      Fixed maturities (Note 2):
      Held to maturity                           $63,747         $68,122          $67,544          $71,217
      Available for sale                         147,981         147,981           73,152           73,152
      Cash and cash equivalents
        (Note 1)                                      --              --              315              315
      Separate account assets (Note 1)             8,879           8,879            2,145            2,145

      Financial Liabilities
      Future policy benefits for
        fixed annuities                          184,246         175,950          130,088          123,399
      Separate account liabilities                 8,879           8,549            2,145            2,145

     The fair value of future policy benefits for fixed annuities is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities and separate account liabilities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997.


8.   Year 2000 Issue (unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

     AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1

             Statements of Net Assets for year ended Dec. 31, 1997
             Statements of Operations for year ended Dec. 31, 1997
             Statements of Changes in Net Assets for year ended Dec. 31 1997 and 1996.
             Notes to Financial Statements.
             Report of Independent Auditors dated March 13, 1998.

         American Partners Life Insurance Company:

             Balance Sheets as of Dec. 31, 1997 and 1996;
             Statements of Income for the periods ended Dec. 31, 1997, 1996 and 1995; and
             Statements of Stockholder's Equity for the three years ended
             Dec. 31, 1997, 1996 and 1995.
             Statements of Cash Flows for the periods ended Dec. 31, 1997, 1996 and 1995.
             Notes to Financial Statements.
             Report of Independent Auditors dated February 5, 1998.

         Exhibit to Financial Statements included in Part C:

         Financial Statement Schedule I as required by Regulation S-X:

                  Schedule I     -    Consolidated Summary of Investments Other
                                      than Investments in Related Parties

         All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore have been omitted.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration to Registration Statement No. 33-57731 is incorporated herein by reference.

2. Not applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

5.1 Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No.

         33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration to Registration Statement No. 33-57731 is incorporated herein by reference.

6.2       Amended and  Restated  By-Laws of  American  Partners  Life,  filed as
          Exhibit 6.2 to Registrant's Initial Registration to Registration Statement No. 33-57731 is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Amendment No. 1 to Fund Participation Agreement, dated April 18, 1996 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as
          Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No.

         33-57731 is incorporated herein by reference.

8.4 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.5 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered filed electronically herewith.

10. Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedule and Report of Independent Auditors, filed electronically herewith.

12. Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registrant's Initial Registration to Registration Statement No. 33-57731 is incorporated herein by reference.

14. Financial Data Schedules, filed electronically herewith.

15. Power of Attorney to sign Amendments to this Registration Statement dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 3 to Registration Statement No.

         33-57731 is incorporated herein by reference.

15.1. Power of Attorney to sign amendments to the Registration Statement dated April 8, 1998, filed electronically herewith.


Item 25.          Directors and Officers of the Depositor (American Partners Life Insurance Company)

                                                                        Positions and Offices with
Name                                 Principal Business Address         Depositor

Lorraine R. Hart                     IDS Tower 10                       Director and Vice President-
                                     Minneapolis, MN  55440                  Investments

Jay C. Hatlestad                     IDS Tower 10                       Controller
                                     Minneapolis, MN  55440

Jeffrey S. Horton                    IDS Tower 10                       Vice President and Treasurer
                                     Minneapolis, MN  55440

Richard W. Kling                     IDS Tower 10                       Director and Chairman of the Board
                                     Minneapolis, MN  55440

Bruce A. Kohn                        IDS Tower 10                       Vice President, Group Counsel and
                                     Minneapolis, MN  55440                  Assistant Secretary

Mary Ellyn Minenko                   IDS Tower 10                       Vice President, Group Counsel and
                                     Minneapolis, MN  55440                  Assistant Secretary

Stuart A. Sedlacek                   IDS Tower 10                       Director and President
                                     Minneapolis, MN  55440

F. Dale Simmons                      IDS Tower 10                       Vice President-Real Estate Loan
                                     Minneapolis, MN  55440                  Management

William A. Stoltzmann                IDS Tower 10                       Director, Vice President, General
                                     Minneapolis, MN  55440                  Counsel and Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Partners Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                Jurisdiction of
Name of Subsidiary                                                              Incorporation
I. Travel Related Services

         American Express Travel Related Services Company,                      New York
         Inc.

II. International Banking Services

         American Express Bank Ltd.                                             Connecticut

III. Companies engaged in Financial Services

         Advisory Capital Strategies Group Inc.                                 Minnesota
         Advisory Capital Strategies Group Inc.                                 New York
         American Centurion Life Assurance Company                              Minnesota
         American Enterprise Investment Services Inc.                           Minnesota
         American Enterprise Life Insurance Company                             Indiana
         American Express Asset Management Group Inc.                           Minnesota
         American Express Asset Management International Inc.                   Delaware
         American Express Asset Management International Ltd.                   England
         American Express Asset Management International                        Japan
         (Japan) Ltd.
         American Express Client Service Corporation                            Minnesota
         American Express Corporation                                           Delaware
         American Express Financial Advisors Inc.                               Delaware
         American Express Insurance Agency of Arizona Inc.                      Arizona
         American Express Insurance Agency of Idaho Inc.                        Idaho
         American Express Insurance Agency of Nevada Inc.                       Nevada
         American Express Minnesota Foundation                                  Minnesota
         American Express Property Casualty Insurance Agency                    Kentucky
         of Kentucky Inc.
         American Express Property Casualty Insurance Agency                    Maryland
         of Maryland Inc.
         American Express Property Casualty Insurance Agency                    Pennsylvania
         of Pennsylvania Inc.
         American Express Tax and Business Services Inc.                        Minnesota
         American Express Trust Company                                         Minnesota
         American Partners Life Insurance Company                               Arizona



Item 26.          Persons Controlled by or Under Common Control with the Depositor or Registrant
                  (Continued)

                                                                                Jurisdiction of
Name of Subsidiary                                                              Incorporation

         IDS Aircraft Services Corporation                                      Minnesota
         IDS Cable Corporation                                                  Minnesota
         IDS Capital Holdings Inc.                                              Minnesota
         IDS Certificate Company                                                Delaware
         IDS Futures Corporation                                                Minnesota
         IDS Insurance Agency of Alabama Inc.                                   Alabama
         IDS Insurance Agency of Arkansas Inc.                                  Arkansas
         IDS Insurance Agency of Massachusetts Inc.                             Massachusetts
         IDS Insurance Agency of New Mexico Inc.                                New Mexico
         IDS Insurance Agency of North Carolina Inc.                            North Carolina
         IDS Insurance Agency of Utah Inc.                                      Utah
         IDS Insurance Agency of Wyoming Inc.                                   Wyoming
         IDS Life Insurance Company                                             Minnesota
         IDS Life Insurance Company of New York                                 New York
         IDS Management Corporation                                             Minnesota
         IDS Partnership Services Corporation                                   Minnesota
         IDS Plan Services of California, Inc.                                  Minnesota
         IDS Property Casualty Insurance Company                                Wisconsin
         IDS Real Estate Services, Inc.                                         Delaware
         IDS Realty Corporation                                                 Minnesota
         IDS Sales Support Inc.                                                 Minnesota
         IDS Securities Corporation                                             Delaware
         Investors Syndicate Development Corp.                                  Delaware
         North Dakota Public Employee Payment Company                           Minnesota

Item 27.          Number of Contractowners

                  As of February 28, 1998, there were 25 contract owners of qualified Privileged Assets select Annuity contracts. There were 539 owners of non-qualified contracts.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc.; Strategist Tax-Free Income Fund, Inc., APL Variable Annuity Account 1, ACL Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with
                                          Underwriter                       Offices with Registrant

----------------------------------------- --------------------------------- ---------------------------------
Ann M. Buffie                             Vice President and Chief          None
IDS Tower 10                              Compliance Officer
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Colleen Curran                            Vice President and Chief Legal    None
IDS Tower 10                              Counsel
Minneapolis, MN  55440

Mark A. Ernst                             Senior Vice President-Third       None
IDS Tower 10                              Party Distribution
Minneapolis, MN  55440

David R. Hubers                           Director and President            None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                           Vice President-Sales and Service  None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Brian C. Kleinberg                        Director                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440


Item 29(b).       As to each director, officer or partner of the principal underwriter
                  (American Express Service Corporation): (cont'd)

Name and Principal Business Address       Position and Offices with
                                          Underwriter                       Offices with Registrant
----------------------------------------- --------------------------------- ---------------------------------
Timothy S. Meehan                         Secretary                         None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                         Director and Senior Vice          Board member and President
IDS Tower 10                              President
Minneapolis, MN  55440

Julia K. Morton                           Vice President and Chief          None
IDS Tower 10                              Financial Officer
Minneapolis, MN  55440

Richard L. Solseth                        Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440

Item 29(c).

                       Net Underwriting
Name of Principal      Discounts and        Compensation          Brokerage
Underwriter            Commissions          Redemption            Commissions           Compensation
---------------------- -------------------- --------------------- --------------------- --------------------
American Express       None                 None                  None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  American Partners Life Insurance Company
                  80 South Eighth Street
                  Minneapolis, MN

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a) (b) & (c)     These undertakings were filed with the
                                    Registrant's Pre-Effective Amendment No. 1,
                                    File No. 33-57731.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 1998.

                                    APL VARIABLE ANNUITY ACCOUNT 1

                                            (Registrant)

                           By American Partners Life Insurance Company

                                            (Sponsor)

                                    By /s/  Stuart A. Sedlacek*
                                            Stuart A. Sedlacek
                                            Chairman and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 1998.

Signature                                    Title

/s/  Lorraine R. Hart*                       Director and Vice
     Lorraine R. Hart                        President-Investments

/s/  Jay C. Hattlestad*                      Controller
     Jay C. Hattlestad

/s/  Richard W. Kling*                       Director and Chairman of
     Richard W. Kling                        the Board

/s/  Stuart A. Sedlacek*                     Director and President
     Stuart A. Sedlacek

/s/  William A. Stoltzmann*                  Director, Vice President
     William A. Stoltzmann                   General Counsel and Secretary

/s/  Jeffrey S. Horton**                     Vice President and Treasurer
     Jeffrey S. Horton

*Signed  pursuant to Power of Attorney,  filed  electronically  as Exhibit 15 to
Post-Effective   Amendment  No.  3  to  Registration   Statement  No.  33-57731,
incorporated herein by reference.

**Signed pursuant to Power of Attorney filed electronically herewith.




__________________________________
Sherilyn K. Beck

                             CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 4
                                  TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.